INVESTMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENTS AND OTHER ASSETS
Schedule of investments and other assets
	December 31,
	2011	2010
Marketable debt securities	$22	$26
Equity investments in unconsolidated health care entities(1)	23	27
Total investments	45	53
Cash surrender value of life insurance policies	18	18
Long-term deposits	47	49
Land held for expansion, long-term receivables and other assets	46	44
Investments and other assets	$156	$164

(1)         Equity earnings of unconsolidated affiliates are included in net operating revenues in the accompanying Consolidated Statements of Operations and were $8 million and $5 million in the years ended December 31, 2011 and 2010, respectively.